Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of fair value hierarchy, financial liabilities measured on recurring basis

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of June 30, 2018:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2018
Derivative liability – warrant instruments	$-	$-	$30,526	$30,526
Derivative liabilities – embedded redemption feature	-	-	4,164,108	4,164,108
	$-	$-	$4,194,634	$4,194,634

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of June 30, 2017:

Description	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value as of June 30, 2017
Derivative liabilities - warrant instruments	$-	$-	$175,853	$175,853

Schedule of reconciliation of changes fair value of the company level three financial liabilities

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Year Ended June 30, 2018	Year Ended June 30, 2017
Beginning balance	$175,853	$892,503
Fair value of derivative liabilities from redemption feature of issued promissory notes payable	3,309,880	-
Change in fair value of derivative liabilities included in net loss for the years ended June 30, 2018 and June 30, 2017	708,901	(716,650)
Ending balance	$4,194,634	$175,853

Schedule of anti-dilutive securities
	Nine months ended
	March 31, 2019	March 31, 2018
Stock options	5,743,240	2,573,240
Common stock warrants	16,047,775	9,816,025
Total	21,791,015	12,389,265

	Year Ended June 30, 2018	Year Ended June 30, 2017
Common stock warrants	9,815,025	3,886,866
Restricted stock awards	-	8,750
Common stock options	3,068,865	559,972
Total	12,883,890	4,455,588